Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses by Nature [Line Items]
Incurred expenses	$ 1,167	$ 1,189
Other income	41,684	30,345
Bargain purchase gain	25,527
Gains on asset sales		16,055
Tax Credit Totaling	2,135	1,646
Rental income totaling	1,683
Carbon credits totaling	2,439
Other expenses	23,614	27,957
Restructuring expenses	2,439	17,002
Loss on assets sales	$ 21,640	$ 3,994